N-2	Jul. 29, 2026
Cover [Abstract]
Entity Central Index Key	0001794041
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FRANKLIN BSP PRIVATE CREDIT FUND
Class A Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Advisor Class Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Advisor Class Shares